Accounts and transactions with related parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,975	$ 2,901	$ 2,748
Post-employment pension	96	56	53
Share-based payments	1,548	318	1,083
Total	$ 6,619	$ 3,275	$ 3,884